SPARROW FUNDS

11330 Olive Boulevard

Suite 230

St. Louis, MO 63141

January 5, 2009

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Sparrow Funds (“Registrant”) (SEC File Nos. 811-08897 and 333-59877)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Sparrow Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 13 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 13 has been filed electronically.

If you have any questions or would like further information, please contact me at (314) 725-6161.

Sincerely,

/s/ Gerald R. Sparrow

Gerald R. Sparrow

President